UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702
                                   --------

The Value Line Asset Allocation Fund, Inc.
------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31,2007
                         -------------

Date of reporting period: December 31,2006
                          ----------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 12/31/06 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS (75.5%)

                  ADVERTISING  (0.5%)
    10,000        R.H. Donnelley Corp.                           $      627,300
                  AEROSPACE/DEFENSE  (2.9%)
     5,000        Armor Holdings, Inc.*                                 274,250
    12,000        BE Aerospace, Inc.*                                   308,160
     4,000        Boeing Co. (The)                                      355,360
     4,600        General Dynamics Corp.                                342,010
     3,500        L-3 Communications Holdings, Inc.                     286,230
     3,000        Lockheed Martin Corp.                                 276,210
    12,750        Moog, Inc. Class A*                                   486,922
     8,800        Precision Castparts Corp.                             688,864
     7,000        Rockwell Collins, Inc.                                443,030
     7,300        Teledyne Technologies, Inc.*                          292,949
                                                                 --------------
                                                                      3,753,985
                  AIR TRANSPORT  (0.3%)
     2,600        FedEx Corp.                                           282,412
     5,100        UTI Worldwide, Inc.                                   152,490
                                                                 --------------
                                                                        434,902
                  APPAREL  (1.6%)
     5,000        Gildan Activewear, Inc. Class A*                      233,150
     6,400        Guess?, Inc.*                                         405,952
     9,000        Phillips-Van Heusen Corp.                             451,530
     8,000        Polo Ralph Lauren Corp. Class A                       621,280
     4,200        VF Corp.                                              344,736
                                                                 --------------
                                                                      2,056,648
                  AUTO & TRUCK  (0.1%)
     2,200        Oshkosh Truck Corp.                                   106,524
                  AUTO PARTS  (0.8%)
     4,300        BorgWarner, Inc.                                      253,786
     9,000        Johnson Controls, Inc.                                773,280
                                                                 --------------
                                                                      1,027,066
                  BANK  (1.8%)
    11,000        Bank of Hawaii Corp.                                  593,450
     5,500        Colonial BancGroup, Inc. (The)                        141,570
     6,000        Compass Bancshares, Inc.                              357,900
     5,000        M&T Bank Corp.                                        610,800
     5,600        SVB Financial Group*                                  261,072
    12,000        Wells Fargo & Co.                                     426,720
                                                                 --------------
                                                                      2,391,512
                  BANK - CANADIAN  (0.3%)
     6,800        Royal Bank of Canada                                  324,020
                  BANK - MIDWEST  (0.7%)
    11,502        Commerce Bancshares, Inc.                             556,797
     2,300        First Midwest Bancorp, Inc.                            88,964
     5,700        Marshall & Ilsley Corp.                               274,227
                                                                 --------------
                                                                        919,988
                  BEVERAGE - ALCOHOLIC  (0.2%)
     3,600        Brown-Forman Corp. Class B                            238,464
                  BEVERAGE - SOFT DRINK  (0.6%)
    24,000        Hansen Natural Corp.*                                 808,320
                  BIOTECHNOLOGY  (0.2%)
     5,700        Techne Corp.*                                         316,065
                  BUILDING MATERIALS  (0.7%)
     5,000        Jacobs Engineering Group, Inc.*                       407,700
     4,500        NCI Building Systems, Inc.*                           232,875
     5,000        Washington Group International, Inc.*                 298,950
                                                                 --------------
                                                                        939,525
                  CABLE TV  (0.2%)
     7,000        Comcast Corp. Class A*                                296,310
                  CANADIAN ENERGY  (0.5%)
     8,000        Suncor Energy, Inc.                                   631,280
                  CEMENT & AGGREGATES  (0.5%)
     3,400        Martin Marietta Materials, Inc.                       353,294
     3,000        Vulcan Materials Co.                                  269,610
                                                                 --------------
                                                                        622,904
                  CHEMICAL - DIVERSIFIED  (0.9%)
     4,000        Air Products & Chemicals, Inc.                        281,120
     5,300        Albemarle Corp.                                       380,540
    10,000        Monsanto Co.                                          525,300
                                                                 --------------
                                                                      1,186,960
                  CHEMICAL - SPECIALTY  (1.7%)
    10,000        Airgas, Inc.                                          405,200
    18,000        Ecolab, Inc.                                          813,600
    11,400        Praxair, Inc.                                         676,362
     4,200        Sigma-Aldrich Corp.                                   326,424
                                                                 --------------
                                                                      2,221,586
                  COAL  (0.8%)
    12,500        Joy Global, Inc.                                      604,250
    11,000        Peabody Energy Corp.                                  444,510
                                                                 --------------
                                                                      1,048,760
                  COMPUTER & PERIPHERALS  (0.3%)
    10,000        Hewlett-Packard Co.                                   411,900
                  COMPUTER SOFTWARE & SERVICES  (1.6%)
     7,300        Accenture Ltd. Class A                                269,589
     9,500        ANSYS, Inc.*                                          413,155
     8,000        Cognizant Technology Solutions Corp. Class A*         617,280
     4,700        DST Systems, Inc.*                                    294,361
     5,400        Infosys Technologies Ltd. ADR                         294,624
    10,500        Trident Microsystems, Inc.*                           190,890
                                                                 --------------
                                                                      2,079,899
                  DIVERSIFIED COMPANIES  (3.2%)
     6,600        Acuity Brands, Inc.                                   343,464
    22,500        AMETEK, Inc.                                          716,400
     5,200        Brink's Co. (The)                                     332,384
     4,700        Danaher Corp.                                         340,468
    12,000        ESCO Technologies, Inc.*                              545,280
     5,000        Fortune Brands, Inc.                                  426,950
     8,000        ITT Corp.                                             454,560
     7,800        McDermott International, Inc.*                        396,708
     3,300        Textron, Inc.                                         309,441


--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
     5,000        United Technologies Corp.                      $      312,600
                                                                 --------------
                                                                      4,178,255
                  DRUG  (2.2%)
     2,400        Allergan, Inc.                                        287,376
     6,000        Amylin Pharmaceuticals, Inc.*                         216,420
    15,400        Celgene Corp.*                                        885,962
     7,000        Covance, Inc.*                                        412,370
     4,000        Genzyme Corp.*                                        246,320
     7,300        Gilead Sciences, Inc.*                                473,989
    10,000        Pharmaceutical Product Development, Inc.              322,200
                                                                 --------------
                                                                      2,844,637
                  E-COMMERCE  (0.4%)
     9,000        Akamai Technologies, Inc.*                            478,080
                  EDUCATIONAL SERVICES  (0.2%)
     4,200        ITT Educational Services, Inc.*                       278,754
                  ELECTRICAL EQUIPMENT  (1.9%)
     3,300        Cooper Industries Ltd. Class A                        298,419
     6,600        Emerson Electric Co.                                  290,994
     6,400        Garmin Ltd.                                           356,224
     7,200        General Cable Corp.*                                  314,712
     6,400        Thomas & Betts Corp.*                                 302,592
     5,800        Trimble Navigation Ltd.*                              294,234
     9,800        WESCO International, Inc.*                            576,338
                                                                 --------------
                                                                      2,433,513
                  ELECTRICAL UTILITY - CENTRAL  (0.6%)
    14,000        TXU Corp.                                             758,940
                  ELECTRICAL UTILITY - EAST  (0.5%)
     7,000        Exelon Corp.                                          433,230
     4,500        FirstEnergy Corp.                                     271,350
                                                                 --------------
                                                                        704,580
                  ELECTRICAL UTILITY - WEST  (0.4%)
     8,000        Sempra Energy                                         448,320
                  ELECTRONICS  (0.9%)
     7,000        Amphenol Corp. Class A                                434,560
     7,400        Harris Corp.                                          339,364
     8,700        MEMC Electronic Materials, Inc.*                      340,518
                                                                 --------------
                                                                      1,114,442
                  ENVIRONMENTAL  (1.0%)
    10,000        Republic Services, Inc.                               406,700
     4,300        Stericycle, Inc.*                                     324,650
     7,000        Waste Connections, Inc.*                              290,850
     8,000        Waste Management, Inc.                                294,160
                                                                 --------------
                                                                      1,316,360
                  FINANCIAL SERVICES - DIVERSIFIED  (3.4%)
     4,000        Affiliated Managers Group, Inc.*                      420,520
     5,000        American Express Co.                                  303,350
     3,300        BlackRock, Inc. Class A                               501,270
    11,000        Brown & Brown, Inc.                                   310,310
     6,000        CIT Group, Inc.                                       334,620
     9,700        Eaton Vance Corp.                                     320,197
     2,600        Franklin Resources, Inc.                              286,442
    12,000        Global Payments, Inc.                                 555,600
    11,000        Leucadia National Corp.                               310,200
     6,000        Principal Financial Group, Inc.                       352,200
     8,700        ProAssurance Corp.*                                   434,304
     6,800        T. Rowe Price Group, Inc.                             297,636
                                                                 --------------
                                                                      4,426,649
                  FOOD PROCESSING  (1.0%)
    11,400        Flowers Foods, Inc.                                   307,686
     5,500        Ralcorp Holdings, Inc.*                               279,895
    12,400        United Natural Foods, Inc.*                           445,408
     5,400        Wm. Wrigley Jr. Co.                                   279,288
                                                                 --------------
                                                                      1,312,277
                  HOTEL/GAMING  (2.0%)
     6,000        Ameristar Casinos, Inc.                               184,440
     8,600        Choice Hotels International, Inc.                     362,060
     7,500        International Game Technology                         346,500
     6,500        Marriott International, Inc. Class A                  310,180
    17,200        Penn National Gaming, Inc.*                           715,864
     7,500        Station Casinos, Inc.                                 612,525
                                                                 --------------
                                                                      2,531,569
                  HOUSEHOLD PRODUCTS  (0.5%)
     6,400        Church & Dwight Company, Inc.                         272,960
     7,600        Scotts Miracle-Gro Co. (The) Class A                  392,540
                                                                 --------------
                                                                        665,500
                  HUMAN RESOURCES  (0.2%)
     7,000        Watson Wyatt Worldwide, Inc. Class A                  316,050
                  INDUSTRIAL SERVICES  (2.0%)
     7,000        Amdocs Ltd.*                                          271,250
    16,000        C.H. Robinson Worldwide, Inc.                         654,240
     8,550        Corrections Corp. of America*                         386,716
     5,300        EMCOR Group, Inc.*                                    301,305
     5,400        Expeditors International of Washington, Inc.          218,700
     6,400        Iron Mountain, Inc.*                                  264,576
     6,300        URS Corp.*                                            269,955
     5,600        World Fuel Services Corp.                             248,976
                                                                 --------------
                                                                      2,615,718
                  INFORMATION SERVICES  (1.4%)
     5,400        Alliance Data Systems Corp.*                          337,338
     4,000        Corporate Executive Board Co. (The)                   350,800
     5,500        Dun & Bradstreet Corp. (The)*                         455,345
     7,000        Equifax, Inc.                                         284,200
     5,800        FactSet Research Systems, Inc.                        327,584
                                                                 --------------
                                                                      1,755,267
                  INSURANCE - LIFE  (1.4%)
     6,300        AFLAC, Inc.                                           289,800
    11,250        Delphi Financial Group, Inc. Class A                  455,175
    11,000        Manulife Financial Corp.                              371,690
     6,000        MetLife, Inc.                                         354,060


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
     3,300        Prudential Financial, Inc.                     $      283,338
                                                                 --------------
                                                                      1,754,063
                  INSURANCE - PROPERTY & CASUALTY  (2.0%)
     5,600        Assurant, Inc.                                        309,400
    24,525        Berkley (W.R.) Corp.                                  846,358
     5,500        Chubb Corp. (The)                                     291,005
     8,000        HCC Insurance Holdings, Inc.                          256,720
     7,600        RLI Corp.                                             428,792
     3,000        SAFECO Corp.                                          187,650
     7,000        Sun Life Financial, Inc.                              296,450
                                                                 --------------
                                                                      2,616,375
                  INTERNET  (0.2%)
    12,500        E*Trade Financial Corp.*                              280,250
                  MACHINERY  (2.5%)
    10,300        Applied Industrial Technologies, Inc.                 270,993
    12,000        Gardner Denver, Inc.*                                 447,720
     6,400        Graco, Inc.                                           253,568
     7,500        IDEX Corp.                                            355,575
     9,200        Manitowoc Company, Inc. (The)                         546,756
     5,800        MSC Industrial Direct Co., Inc. Class A               227,070
     9,600        Roper Industries, Inc.                                482,304
     9,200        Terex Corp.*                                          594,136
                                                                 --------------
                                                                      3,178,122
                  MARITIME  (0.3%)
     9,400        Kirby Corp.*                                          320,822
                  MEDICAL SERVICES  (4.3%)
     7,000        Aetna, Inc.                                           302,260
    10,500        DaVita, Inc.*                                         597,240
     8,000        Healthways, Inc.*                                     381,680
     7,000        Humana, Inc.*                                         387,170
     9,000        inVentiv Health, Inc.*                                318,150
     4,700        Laboratory Corporation of America Holdings*           345,309
     6,000        Manor Care, Inc.                                      281,520
     8,000        Pediatrix Medical Group, Inc.*                        391,200
    16,000        Sierra Health Services, Inc.*                         576,640
     7,500        Sunrise Senior Living, Inc.*                          230,400
    10,360        UnitedHealth Group, Inc.                              556,643
    10,000        VCA Antech, Inc.*                                     321,900
    11,595        WellPoint, Inc.*                                      912,410
                                                                 --------------
                                                                      5,602,522
                  MEDICAL SUPPLIES  (4.5%)
     5,700        ArthroCare Corp.*                                     227,544
     8,000        Bard (C.R.), Inc.                                     663,760
     5,000        Becton Dickinson & Co.                                350,750
    20,000        DENTSPLY International, Inc.                          597,000
     5,700        Henry Schein, Inc.*                                   279,186
     6,200        Hologic, Inc.*                                        293,136
     3,500        IDEXX Laboratories, Inc.*                             277,550
     6,300        Illumina, Inc.*                                       247,653
     5,800        Intuitive Surgical, Inc.*                             556,220
     6,300        Kyphon, Inc.*                                         254,520
     5,000        McKesson Corp.                                        253,500
     8,000        Owens & Minor, Inc.                                   250,160
     8,000        ResMed, Inc.*                                         393,760
    10,000        Respironics, Inc.*                                    377,500
     5,300        Varian Medical Systems, Inc.*                         252,121
     5,900        Ventana Medical Systems, Inc.*                        253,877
     5,400        West Pharmaceutical Services, Inc.                    276,642
                                                                 --------------
                                                                      5,804,879
                  METALS & MINING DIVERSIFIED  (0.5%)
     7,400        Allegheny Technologies, Inc.                          671,032
                  METALS FABRICATING  (0.3%)
     4,300        Harsco Corp.                                          327,230
                  NATURAL GAS - DISTRIBUTION  (0.5%)
     4,400        AGL Resources, Inc.                                   171,204
    10,500        Southern Union Co.                                    293,475
     8,100        UGI Corp.                                             220,968
                                                                 --------------
                                                                        685,647
                  NATURAL GAS - DIVERSIFIED  (1.3%)
    18,000        Southwestern Energy Co.*                              630,900
    23,666        XTO Energy, Inc.                                    1,113,485
                                                                 --------------
                                                                      1,744,385
                  OFFICE EQUIPMENT & SUPPLIES  (0.4%)
    13,500        Cenveo, Inc.*                                         286,200
     7,000        Office Depot, Inc.*                                   267,190
                                                                 --------------
                                                                        553,390
                  OILFIELD SERVICES/EQUIPMENT  (0.4%)
     9,000        FMC Technologies, Inc.*                               554,670
                  PACKAGING & CONTAINER  (0.4%)
    15,000        CLARCOR, Inc.                                         507,150
                  PETROLEUM - PRODUCING  (1.4%)
    22,500        Range Resources Corp.                                 617,850
    23,500        Tenaris S.A. ADR                                    1,172,415
                                                                 --------------
                                                                      1,790,265
                  PHARMACY SERVICES (0.5%)
     6,200        Express Scripts, Inc.*                                443,920
     6,000        Longs Drug Stores Corp.                               254,280
                                                                 --------------
                                                                        698,200


--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                  POWER (0.2%)
    14,000        AES Corp. (The)*                               $      308,560
                  PRECISION INSTRUMENT  (0.9%)
     8,000        Applera Corporation - Applied Biosystems Group        293,520
     4,300        Mettler Toledo International, Inc.*                   339,055
    12,000        Thermo Fisher Scientific, Inc.*                       543,480
                                                                 --------------
                                                                      1,176,055
                  PUBLISHING  (0.3%)
     6,000        McGraw-Hill Cos, Inc. (The)                           408,120
                  R.E.I.T.  (0.8%)
     8,700        Brookfield Properties Co.                             342,171
     6,700        General Growth Properties, Inc.                       349,941
       675        Kimco Realty Corp.                                     30,341
     6,600        LaSalle Hotel Properties                              302,610
                                                                 --------------
                                                                      1,025,063
                  RAILROAD  (1.1%)
     4,300        Burlington Northern Santa Fe Corp.                    317,383
     6,400        Canadian National Railway Co.                         275,392
     5,200        Canadian Pacific Railway Ltd.                         274,352
    11,400        Kansas City Southern*                                 330,372
     5,400        Norfolk Southern Corp.                                271,566
                                                                 --------------
                                                                      1,469,065
                  RECREATION  (0.3%)
    11,250        Pool Corp.                                            440,663
                  RESTAURANT  (1.8%)
     8,500        Darden Restaurants, Inc.                              341,445
     5,500        Panera Bread Co. Class A*                             307,505
    16,500        RARE Hospitality International, Inc.*                 543,345
    23,550        Sonic Corp.*                                          564,023
     7,000        Starbucks Corp.*                                      247,940
     4,700        Yum! Brands, Inc.                                     276,360
                                                                 --------------
                                                                      2,280,618
                  RETAIL - AUTOMOTIVE  (0.3%)
    12,800        O'Reilly Automotive, Inc.*                            410,368
                  RETAIL - SPECIAL LINES  (1.4%)
     3,000        Cato Corp. (The) Class A                               68,730
     7,000        Coach, Inc.*                                          300,720
    10,000        Coldwater Creek, Inc.*                                245,200
     5,000        Dick's Sporting Goods, Inc.*                          244,950
    11,000        Dress Barn, Inc. (The)*                               256,630
     6,000        GameStop Corp. Class A*                               330,660
     8,500        Men's Wearhouse, Inc. (The)                           325,210
                                                                 --------------
                                                                      1,772,100
                  RETAIL BUILDING SUPPLY  (0.7%)
     8,400        Fastenal Co.                                          301,392
    10,000        Lowe's Cos, Inc.                                      311,500
     7,400        Watsco, Inc.                                          348,984
                                                                 --------------
                                                                        961,876
                  RETAIL STORE  (1.0%)
     4,500        J.C. Penney Company, Inc.                             348,120
    11,000        Nordstrom, Inc.                                       542,740
     2,100        Sears Holdings Corp.*                                 352,653
                                                                 --------------
                                                                      1,243,513
                  SECURITIES BROKERAGE  (1.8%)
     4,400        Bear Stearns Companies, Inc. (The)                    716,232
       600        Chicago Mercantile Exchange Holdings, Inc.            305,850
     1,700        Goldman Sachs Group, Inc. (The)                       338,895
     6,600        Investment Technology Group, Inc.*                    283,008
     3,600        Merrill Lynch & Co., Inc.                             335,160
     9,450        Raymond James Financial, Inc.                         286,430
                                                                 --------------
                                                                      2,265,575
                  SHOE  (0.6%)
     8,000        Genesco, Inc.*                                        298,400
     2,700        NIKE, Inc. Class B                                    267,381
     7,000        Wolverine World Wide, Inc.                            199,640
                                                                 --------------
                                                                        765,421
                  STEEL - GENERAL  (0.8%)
     3,200        Carpenter Technology Corp.                            328,064
     3,500        IPSCO, Inc.                                           328,545
     6,000        Nucor Corp.                                           327,960
                                                                 --------------
                                                                        984,569
                  TELECOMMUNICATION SERVICES  (1.7%)
    12,000        American Tower Corp. Class A*                         447,360
     9,000        Crown Castle International Corp.*                     290,700
    18,000        NII Holdings, Inc. Class B*                         1,159,920
    32,000        Qwest Communications International, Inc.*             267,840
                                                                 --------------
                                                                      2,165,820
                  TELECOMMUNICATIONS EQUIPMENT  (0.4%)
     6,600        Anixter International, Inc.*                          358,380
     7,000        CommScope, Inc.*                                      213,360
                                                                 --------------
                                                                        571,740
                  THRIFT  (0.3%)
    30,457        Hudson City Bancorp, Inc.                             422,743
                  TIRE & RUBBER  (0.2%)
     3,500        Carlisle Companies, Inc.                              274,750
                  TOILETRIES & COSMETICS  (0.2%)
     9,000        Luxottica Group S.p.A. ADR                            276,030
                  TRUCKING  (0.5%)
     5,250        Knight Transportation, Inc.                            89,513
    14,400        Landstar System, Inc.                                 549,792
                                                                 --------------
                                                                        639,305
                  WIRELESS NETWORKING  (0.3%)
    12,000        SBA Communications Corp. Class A*                     330,000
                                                                 --------------


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                  TOTAL COMMON STOCKS (Cost $66,899,688)             97,903,785
                                                                 --------------

Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (13.8%)

$2,000,000         Federal Home Loan Bank, 4.10%, 6/13/08        $    1,972,328
 1,000,000         Federal Home Loan Bank, 4.25%, 9/12/08               986,856
 3,000,000         Federal Home Loan Bank, 5.00%, 9/18/09             3,004,959

 1,000,000         Federal Home Loan Mortgage Corp., 4.25%,
                     7/15/09                                            983,064
 2,500,000         Federal Home Loan Mortgage Corp., 5.75%,
                     1/15/12                                          2,585,832
 2,000,000         Federal Home Loan Mortgage Corp., 5.13%,
                     7/15/12                                          2,014,278
 1,000,000         Federal Home Loan Mortgage Corp., 4.50%,
                     1/15/13                                            975,221
   991,842         Federal Home Loan Mortgage Corp.,
                     Gold PC Pool# J03316, 5.00%, 9/1/21                974,340
 1,000,000         Federal National Mortgage Association,
                     3.25%, 1/15/08                                     980,491
 1,629,511         Federal National Mortgage Association,
                     5.00%, 11/1/34                                   1,575,198
 1,906,763         Government National Mortgage Association,
                     5.50%, 1/15/36                                   1,897,598
                                                                 --------------
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                       (Cost $17,948,964)                            17,950,165
                                                                 --------------
                     TOTAL INVESTMENT SECURITIES (89.3%)
                       (Cost $84,848,652)                           115,853,950
                                                                 --------------
REPURCHASE AGREEMENTS (1) (10.8%)
7,000,000            With Morgan Stanley & Co., 4.60%,
                       dated 12/29/06, due 1/2/07, delivery
                       value $7,003,578 (collateralized by
                       $7,110,000 U.S. Treasury Notes 2.25%,
                       due 2/15/07, with a value of
                       $7,145,792)                                    7,000,000
7,000,000            With UBS Securities, LLC, 4.50%,
                       dated 12/29/06, due 1/2/07, delivery
                       value $7,003,500 (collateralized by
                       $6,499,000 U.S. Treasury Notes 5.5%,
                       due 8/15/28, with a value of
                       $7,159,143)                                    7,000,000
                                                                 --------------
                     TOTAL REPURCHASE AGREEMENTS
                       (Cost $14,000,000)                            14,000,000
                                                                 --------------
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)               (101,062)
                                                                 --------------
NET ASSETS (100%)                                                $  129,752,888
                                                                 --------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
  SHARE ($129,752,888 / 6,291,262 shares outstanding)            $        20.62
                                                                 --------------

*     Non-income producing.

(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

ADR   American Depositary Receipt

The Fund' s unrealized appreciation/(depreciation) as of December 31, 2006 was as follows:

                                                                    Total Net
                                                                    Unrealized
Total Cost            Appreciation            Depreciation          Appreciation
--------------------------------------------------------------------------------
$98,848,652           $31,786,851              $(781,553)           $31,005,298

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               5

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------------
      Jean B. Buttner, President

Date: March 1, 2007
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: March 1, 2007
      ------------------------